STOCK-BASED COMPENSATION EXPENSE - Performance Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance awards granted to employees (in shares)				1,056,750		2,275,328	2,214,000
Weighted average price			$ 0.59	$ 0.59		$ 0.37	$ 0.20	$ 0.15
Award requisite service period				2 years 4 months 24 days	2 years 3 months 18 days	2 years 6 months	2 years 4 months 24 days
Unrecognized compensation cost				$ 6,700	$ 2,200	$ 3,300	$ 2,200
Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance awards granted to employees (in shares)	15,000,000.0
Vesting period		90 days
Weighted average price		$ 5.87
Award requisite service period			9 years 7 months 13 days
Unrecognized compensation cost			$ 79,500	$ 0
Performance Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period		9 years 7 months 13 days
Performance Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award requisite service period		6 years 3 months 14 days
Performance Awards | Vesting after first-year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		90 days
Maximum amount of Volume weighted average price		$ 8,500,000
Weighted average price		$ 20.00
Performance Awards | Vesting monthly thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of Volume weighted average price		$ 14,900,000
Weighted average price		$ 35.00
Performance Awards | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		90 days
Maximum amount of Volume weighted average price		$ 21,300,000
Weighted average price		$ 50.00
Performance Awards | Tranche 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		90 days
Maximum amount of Volume weighted average price		$ 27,600,000
Weighted average price		$ 65.00
Performance Awards | Tranche 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		90 days
Maximum amount of Volume weighted average price		$ 34,000,000
Weighted average price		$ 80.00
Performance Awards | Tranche 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		90 days
Maximum amount of Volume weighted average price		$ 42,500,000
Weighted average price		$ 100.00